Organization and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Shares Subject to Redemption [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ 284,233	$ 1,215,716	$ 610,423	$ 3,076,903	$ (2,157,043)	$ (6,815,107)
Accretion of temporary equity to redemption value	301,576	1,195,371	609,172	2,294,875	1,733,440	6,470,389
Allocation of net loss	$ 17,343	$ (20,342)	$ (1,251)	$ (782,028)	$ (423,603)	$ (344,718)
Denominator:
Weighted-average shares outstanding (in Shares)	1,252,372	5,733,920	1,252,372	5,733,920	2,789,393	5,463,799
Basic and diluted net loss per share (in Dollars per share)	$ 0.01	$ 0	$ 0	$ (0.14)	$ (0.15)	$ (0.06)
Non-redeemable Common Shares [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ 392,198	$ 366,390	$ 842,288	$ 927,311	$ (704,009)	$ (2,155,466)
Accretion of temporary equity to redemption value
Allocation of net loss	$ (392,198)	$ (366,390)	$ (842,288)	$ (927,311)	$ (704,009)	$ (2,155,466)
Denominator:
Weighted-average shares outstanding (in Shares)	1,728,078	1,728,078	1,728,078	1,728,078	1,447,964	1,728,078
Basic and diluted net loss per share (in Dollars per share)	$ (0.23)	$ (0.21)	$ (0.49)	$ (0.54)	$ (0.49)	$ (1.25)